Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) - Recurring fair value measurement - GBP (£)
£ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	£ 889	£ 1,184
Favorable changes, Equity	47	47
Unfavorable changes, Income Statement	(970)	(1,507)
Unfavorable changes, Equity	(47)	(47)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	85	98
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(158)	(212)
Unfavorable changes, Equity	0	0
Equity risk
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	221	199
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(261)	(269)
Unfavorable changes, Equity	0	0
Loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	261	577
Favorable changes, Equity	38	43
Unfavorable changes, Income Statement	(260)	(742)
Unfavorable changes, Equity	(38)	(43)
Corporate loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	77	87
Favorable changes, Equity	1	0
Unfavorable changes, Income Statement	(49)	(56)
Unfavorable changes, Equity	(1)	0
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	83	57
Favorable changes, Equity	8	4
Unfavorable changes, Income Statement	(57)	(40)
Unfavorable changes, Equity	(8)	(4)
Government debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	54	47
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(62)	(56)
Unfavorable changes, Equity	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	27	28
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(27)	(28)
Unfavorable changes, Equity	0	0
Other Products
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	81	91
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(96)	(104)
Unfavorable changes, Equity	£ 0	£ 0